Mezzanine Equity - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Carrying amount		¥ 73,980
Manyun Cold Chain [Member]
Redeemable Noncontrolling Interest [Line Items]
Carrying amount		¥ 73,980
Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Converson of stock	14,968,198,107
Maximum [Member]
Redeemable Noncontrolling Interest [Line Items]
Increase of APIC	¥ 33,587,714
Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Increase of APIC	¥ 8,389
Redeemable Convertible Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity stock issued during period shares new issues		12,498,880
Redeemable convertible preferred shares total consideration		¥ 71,000
Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Converson of stock	14,965,476,285
Common stock conversion basis	one-on-one basis
Common Class B [Member]
Redeemable Noncontrolling Interest [Line Items]
Converson of stock	2,721,822